Loans - Summary of Loan Credit Quality (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total	$ 329,073	$ 110,516
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	320,297	108,222
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	3,197	1,034
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	5,579	1,260
Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	284,930	92,345
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	68,169	51,960
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	66,271	51,644
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	972	316
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	926
Real Estate Mortgage Loans [Member] | Commercial Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	192,568	32,665
Real Estate Mortgage Loans [Member] | Commercial Real Estate Multi Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	189,979	31,883
Real Estate Mortgage Loans [Member] | Commercial Real Estate Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,066	413
Real Estate Mortgage Loans [Member] | Commercial Real Estate Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,523	369
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	17,570	7,075
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	16,705	6,864
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	707	211
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	158
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	6,623	645
Real Estate Mortgage Loans [Member] | Home Equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	6,241	645
Real Estate Mortgage Loans [Member] | Home Equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	382
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	41,417	16,773
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	38,375	15,788
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	70	94
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	2,972	891
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	2,726	1,398
Consumer Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	$ 2,726	$ 1,398